Related Party Transactions and Balances (Details) - Schedule of Balances with Related Parties - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
VSun China [Member]
Schedule of Balances with Related Parties [Line Items]
Prepayments — a related party		$ 24,400,798
VSun JV [Member]
Schedule of Balances with Related Parties [Line Items]
Contract liabilities — a related party		28,815,934
Related Party [Member]
Schedule of Balances with Related Parties [Line Items]
Contract liabilities — a related party		28,815,934		$ 9,137,458
Due to related parties		96,867,739	1,725,862	$ 68,509,793
Borrowings [Member] | VSun JV [Member]
Schedule of Balances with Related Parties [Line Items]
Due to related parties		91,898,361
Interest payable [Member] | VSun JV [Member]
Schedule of Balances with Related Parties [Line Items]
Due to related parties		3,106,985
Public Infrastructures [Member] | VSun JV [Member]
Schedule of Balances with Related Parties [Line Items]
Due to related parties	[1]	1,592,732	1,635,662
Other operating expenses [Member] | VSun China [Member]
Schedule of Balances with Related Parties [Line Items]
Due to related parties		26,925	27,650
Other operating expenses [Member] | VSun JV [Member]
Schedule of Balances with Related Parties [Line Items]
Due to related parties		163,159	62,550
Offering costs [Member] | Fuji Solar [Member]
Schedule of Balances with Related Parties [Line Items]
Due to related parties		$ 79,577

[1]	Pursuant to the agreement of using public infrastructure (Note 6), the Company was obliged to pay public infrastructure service fees of approximately $8.2 million (VND 193.3billion). In November 2022, VSun JV paid $1.6 million on behalf of the Company. As of December 31, 2023 and 2022, the Company had payables of $1.6 million and $1.6 million, respectively, due to VSun JV.